Net revenue (Tables)	12 Months Ended
Dec. 31, 2022
Net Revenue
Schedule of revenue

	2022	2021	2020

Net Revenue	21,530,801	18,058,027	17,267,812

Gross revenue	29,713,383	25,357,429	24,346,101

Service revenue	28,394,971	24,264,246	23,279,423
Service revenue-Mobile	26,498,745	22,433,225	21,522,135
Service revenue - Landline	1,896,226	1,831,021	1,757,288

Goods sold	1,318,412	1,093,183	1,066,678

Deductions from gross revenue	(8,182,582)	(7,299,402)	(7,078,289)
Taxes incidents	(4,471,342)	(4,679,722)	(4,534,582)
Discounts granted	(3,702,129)	(2,610,388)	(2,531,920)
Returns and other	(9,111)	(9,292)	(11,787)